GOODWILL AND INTANGIBLE ASSETS (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL

Changes in the carrying amount of goodwill of the Company between December 31, 2019 and December 31, 2020 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2019	$419,646	155,118	574,764
SAPESCO Business Combination	23,811	22,346	46,157
Balance as of December 31, 2020	$443,457	177,464	620,921

SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10.0
Trademarks and trade names	7.9
Total intangible assets	9.6

SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

The details of the Company’s intangible assets subject to amortization are set forth below (in thousands):

	December 31, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$124,400	$(31,685)	$92,715	$121,500	$(19,239)	$102,261
Trademarks and trade names	25,940	(8,279)	17,661	25,500	(5,047)	20,453
Total intangible assets	$150,340	$(39,964)	$110,376	$147,000	$(24,286)	$122,714